Summary of Significant Accounting Policies (Details) - USD ($)	6 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Sep. 30, 2022
Summary of Significant Accounting Policies [Line Items]
Short-term investments	$ 4,696,503		$ 2,276,158
Interest income	69,840	$ 53,516
Allowance for doubtful accounts	185,289		114,486
Capitalization for lease	10,000
Warranty costs
Research and development expenses	$ 631,034	$ 892,524
Tax benefit percentage	50.00%
VAT rates	13.00%	13.00%
VAT tax refunds	$ 526,779	$ 537,225
Depreciation of the RMB rate	8.70%
Comprehensive income	$ 162,598	$ 178,802
IPO [Member]
Summary of Significant Accounting Policies [Line Items]
Deferred IPO cost			$ 701,396
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Investments ranging	3.40%
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Investments ranging	7.00%
China, Yuan Renminbi
Summary of Significant Accounting Policies [Line Items]
Increase in revenue	18.70%
Increase in net income	57.90%
USD
Summary of Significant Accounting Policies [Line Items]
Increase in revenue	12.70%
Increase in net income	44.10%